Debt and Warrant Liabilities - Seaport working capital loan (Details) - USD ($)	6 Months Ended
	Dec. 31, 2024	Mar. 31, 2025	Dec. 31, 2023
Debt and Warrant Liabilities
Total debt liability owed	$ 107,468,217	$ 28,787,160	$ 88,996,117
Seaport Group SIBS, LLC notes
Debt and Warrant Liabilities
Interest rate	12.00%
Discount on issuance (in percentage)	10.00%
Purchase order loan	$ 3,410,023
Total debt liability owed	$ 856,121